Inventories - 6K (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Inventories [Abstract]
Inventories	The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	June 30, 2016	December 31, 2015
Lubricants	438	739
Bunkers	2,017	2,241
Total	2,455	2,980

The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2015	December 31, 2014
Lubricants	739	-
Bunkers	2,241	-
Total	2,980	-